SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2018	Jan. 31, 2018
Subsequent Event [Line Items]
Additional ordinary shares purchased	937,500
Outstanding promissory note converted into ordinary shares		5,444,825
Promissory note conversion price		$ 12
IPO [Member]
Subsequent Event [Line Items]
Ordinary shares issued		6,250,000
Per share price		$ 12
Procceds from Initial public offering, net of issuance costs		$ 80,200